Operating Expenses - Components of Operating Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Expenses 1 [abstract]
Salaries, commissions and allowances	$ 2,478	$ 2,269
Share-based payments	76	64
Post-employment benefits	144	135
Total staff costs	2,698	2,468
Goods and services	1,306	1,158
Content	276	274
Telecommunications	50	54
Facilities	48	55
Fair value adjustments	(8)	(10)
Total operating expenses	$ 4,370	$ 3,999